UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut         February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $320,487
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        028-11156                     Contrarian Equity Fund, LP

                                       Holdings Report by Fund, Security Description, Position
                                                Contrarian Capital Management, L.L.C.
                                                          December 31, 2007
          COLUMN 1             COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COL 7         COLUMN 8
                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE   SHARED   NONE
       --------------          --------------     -----     --------   -------   --- ----  ----------  -----   ----   ------   ----
ANNALY CAP MGMT INC            COM              035710409     2,778      152,800 SH            SOLE     NONE    X
ASIA SATELLITE TELECOMMUNCNT   SPONSORED ADR    04516X106     1,210       65,050 SH            SOLE     NONE    X
BRASIL TELECOM SA              SPONS ADR PFD    10553M101     1,711      166,783 SH            SOLE     NONE    X
C&D TECHNOLOGIES INC           COM              124661109     2,644      400,000 SH          DEFINED     1              X
CITADEL BROADCASTING CORP      COM              17285T106     6,266    3,041,661 SH            SOLE     NONE    X
COMCAST CORP NEW               CL A             20030N101    13,604      745,000 SH            SOLE     NONE    X
CONOCOPHILLIPS                 COM              20825C104    16,385      185,558 SH            SOLE     NONE    X
CONSECO INC                    COM NEW          208464883     2,885      229,683 SH            SOLE     NONE    X
DDI CORP                       COM 0.0001 NEW   233162502     6,378    1,132,870 SH          DEFINED     1              X
DELTA AIR LINES INC DEL        COM NEW          247361702    14,252      957,138 SH            SOLE     NONE    X
ENDEAVOUR INTL CORP            COM              29259G101       221      165,000 SH            SOLE     NONE    X
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    10,405      712,216 SH            SOLE     NONE    X
GMX RES INC                    COM              38011M108     3,284      101,734 SH            SOLE     NONE    X
GENTEK INC                     COM NEW          37245X203     8,146      278,319 SH          DEFINED     1              X
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1,426       60,000 SH            SOLE     NONE    X
HERCULES OFFSHORE INC          COM              427093109     1,853       77,941 SH            SOLE     NONE    X
HUDSON CITY BANCORP            COM              443683107     3,909      260,265 SH            SOLE     NONE    X
INTERNATIONAL COAL GRP INC N   COM              45928H106    29,434    5,491,470 SH            SOLE     NONE    X
KT CORP                        SPONSORED ADR    48268K101     1,729       67,000 SH            SOLE     NONE    X
LG PHILIP LCD CO LTD           SPONS ADR REP    50186V102     2,455       94,500 SH            SOLE     NONE    X
NVR INC                        COM              62944T105       734        1,400 SH            SOLE     NONE    X
ROTECH HEALTHCARE INC          COM              778669101     1,919    5,049,536 SH            SOLE     NONE    X
NORTHWEST AIRLS CORP           COM              667280408     9,922      683,802 SH            SOLE     NONE    X
OWENS CORNING NEW              COM              690742101     6,092      301,305 SH            SOLE     NONE    X
PARKER DRILLING CO             COM              701081101    13,381    1,772,321 SH            SOLE     NONE    X
PEOPLES UNITED FINANCIAL INC   COM              712704105     2,826      158,760 SH            SOLE     NONE    X
PIONEER NAT RES CO             COM              723787107    17,006      348,200 SH            SOLE     NONE    X
PROTECTION ONE INC             COM NEW          743663403     7,877      662,518 SH          DEFINED     1              X
RADNET INC                     COM              750491102     6,319      622,575 SH          DEFINED     1              X
RITE AID CORP                  COM              767754104     9,655    3,460,619 SH            SOLE     NONE    X
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     1,832       95,000 SH            SOLE     NONE    X
TIME WARNER CABLE INC          CL A             88732J108    43,716    1,583,919 SH            SOLE     NONE    X
TRAVELCENTERS OF AMERICA LLC   COM              894174101    12,900    1,031,969 SH          DEFINED     1              X
UAL CORP                       COM NEW          902549807    12,875      361,045 SH            SOLE     NONE    X
USA MOBILITY INC               COM              90341G103    18,946    1,324,903 SH          DEFINED     1              X
U S G CORP                     COM NEW          903293405    17,702      494,615 SH            SOLE     NONE    X
PROSHARES TR                   ULTRA XIN CH25   74347R321       769       10,000 SH            SOLE     NONE    X
WARREN RES INC                 COM              93564A100     4,517      319,701 SH            SOLE     NONE    X
WIDEPOINT CORP                 COM              967590100       524      489,262 SH          DEFINED     1              X

SK 01385 0001 850211